Principal Accounting Policies (Foreign Currencies, Land Use Rights) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 30, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
RMB/USD exchange rate used in translation		6.2939
Lease periods of parcels of land	40 to 50 years